Credit Facilities - Narrative (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 17, 2014 USD ($)	May 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2018 USD ($) $ / shares shares
Debt Instrument [Line Items]
Debt extinguishment costs					$ 4,197,000	$ 931,000	$ 6,000
Principal borrowings outstanding						$ 116,620,000
Second Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Debt extinguished			$ 82,500,000
Debt extinguishment costs			1,900,000
Repayment of borrowings			82,500,000
Guggenheim Credit Agreement
Debt Instrument [Line Items]
Debt extinguished		$ 137,700,000
Debt extinguishment costs				$ (4,100,000)
Liquidity required to be maintained					$ 10,000,000
Interest paid in-kind, percentage					2.50%
Prepayment premium					3.00%
Reduction to prepayment premium					50.00%
Guggenheim Credit Agreement | Minimum
Debt Instrument [Line Items]
Maximum ratio of indebtedness to total recurring revenue					0.55
Guggenheim Credit Agreement | Maximum
Debt Instrument [Line Items]
Maximum ratio of indebtedness to total recurring revenue					0.65
Guggenheim Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate					8.50%
Term Loan | Silicon Valley Bank Credit Agreement
Debt Instrument [Line Items]
Face amount	$ 100,000,000.0
Term Loan | February 2018 Guggenheim Amendment
Debt Instrument [Line Items]
Face amount								$ 20,000,000.0
Term Loan | Guggenheim Credit Agreement
Debt Instrument [Line Items]
Face amount			115,000,000.0
Principal borrowings outstanding			115,000,000
Effective interest rate						10.20%
Unused revolving loan fee						0.50%
Term Loan | Guggenheim Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate, floor					1.00%
Revolving Credit Facility | Line of Credit | Silicon Valley Bank Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity	10,000,000.0
Revolving Credit Facility | Line of Credit | Guggenheim Credit Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,000,000.0
Outstanding revolving loans						$ 0
Class A Common Stock Warrants | February 2018 Guggenheim Amendment
Debt Instrument [Line Items]
Number of shares purchased from warrants (in shares) | shares								424,242
Exercise price of warrants (in dollars per share) | $ / shares								$ 8.25
Fair value of warrants								$ 1,000,000
Related Party Notes Payable | Employees
Debt Instrument [Line Items]
Notes payable, related party	$ 25,000,000
Stated interest rate	5.00%
Incurred interest							100,000
Contingent portion	$ 5,600,000
Compensation recognized from contingent portion							$ 400,000